Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 17,335	$ 16,960
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	10,983		$ 8,230
Liabilities	320,366		329,731
Loss on cash flow hedges	(17,335)	(16,960)
Gain (loss) on net amount of time value component	(336)	$ (274)
After-tax result accumulated in equity	$ 96,141		$ 80,968